Fair Value of Financial Instruments - Summary of Changes in Fair Value of Level1 and Level 3 Financial Instruments (Details) - USD ($)		12 Months Ended
	Feb. 12, 2016	Dec. 31, 2016	Sep. 30, 2016	Mar. 05, 2015
Series A Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, in shares			(24,000)
Balance at the end of period, in shares		2,425,605
Series A Warrant Liability [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period, in shares		2,425,605
Balance at the end of period, in shares		2,425,605
Balance at the beginning of period		$ 1,212,803
Change in value of Warrant		(1,018,755)
Balance at end of period		$ 194,048
Series B Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, in shares				(589,510)
Series B Warrant Liability [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period, in shares		116,580
Balance at the end of period, in shares		0
Balance at the beginning of period		$ 865,000
Change in value of Warrant		(271,416)
Balance at end of period		$ 0
Series B Warrant Liability [Member] | Common stock warrant liability [Member] | Cash Exercise [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, in shares		(102,300)
De-recognition of Warrant liability upon exercise		$ (593,584)
De-recognition of Warrant liability upon exercise, shares issued		619,512
Series B Warrant Liability [Member] | Common stock warrant liability [Member] | Cashless Exercise [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, in shares	(102,300)	(14,280)
De-recognition of Warrant liability upon exercise	$ (593,000)	$ 0
De-recognition of Warrant liability upon exercise, shares issued	485,202	5,879,560
Series C Warrant Liability [Member] | Common stock warrant liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period, in shares		590,415
Balance at the end of period, in shares		590,415
Balance at the beginning of period		$ 462,437
Change in value of Warrant		(376,947)
Balance at end of period		$ 85,490
Tender Offer Series B Warrants [Member] | Common stock warrant liability [Member] | Cash Exercise [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
De-recognition of Warrant liability upon exercise, shares issued		905